Consolidated Statement of Profit or Loss and Other Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Revenue from contracts with customers	$ 145,776	$ 2,518,566	$ 2,387,426
Cost of Goods Sold	(51,071)	(688,836)	(667,371)
Gross Profit	94,705	1,829,730	1,720,055
Other Income	617,110	473,674	532,050
Other gains/(losses) – net	(1,342,293)	11,335	38,413
General and administrative expenses	(3,978,679)	(3,703,990)	(3,694,306)
Share-based payment expenses	(2,116,013)	533,912	(1,343,500)
Research and development expenses	(1,367,054)	(1,178,685)	(1,044,528)
Selling and marketing expenses	(287,684)	(871,551)	(864,644)
Operating loss	(8,379,908)	(2,905,575)	(4,656,460)
Finance income	9,204		39
Finance expenses	(13,761)	(21,631)
Finance costs - net	(4,557)	(21,631)	39
Loss Before Income Tax	(8,384,465)	(2,927,206)	(4,656,421)
Income Tax Expense
Loss for the Period	(8,384,465)	(2,927,206)	(4,656,421)
Other comprehensive income
Exchange differences on translation of foreign operations	(14,953)	102,938	61,846
Total Comprehensive Loss for the Period	$ (8,399,418)	$ (2,824,268)	$ (4,594,575)
Basic/Diluted Loss per Share (in cents per share) (in Dollars per share)	$ (3.79)	$ (1.66)	$ (3.22)